Contract liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Contract liabilities.
Balance, beginning of year	$ 120,571	$ 120,970
Amounts invoiced and revenue deferred	6,471	108,573
Recognition of deferred revenue included in the balance at the beginning of the period	(119,371)	(108,972)
Balance, end of year	$ 7,671	$ 120,571